SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Expenses for options and warrants granted to employees	$ 2,700,000	$ 3,000,000.0
Epenses for R & D obligation	500,000	300,000
Expenses was attributed to SG&A	$ 2,200,000	$ 2,700,000
Common Shares From Convertible Debentures And Related Accrued Interest	53,546	53,076
Current Federal Deposit Insurance	$ 250,000
External Expenses	1,400,000	$ 1,600,000
Internal Expenses	1,500,000	800,000,000,000
Amortization Of The R & D Obligation	774,025	555,745
Amortization attributable to related parties	$ 193,610	$ 150,805
Common Shares Issuable Upon The Exercise Of Outstanding Stock Options And Warrants	6,267,602	7,250,206
Current FDIC limit	$ 250,000